Note 2 - Acquisitions Predecessor expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes to Balance Sheet due to Predecessor	$ 17
Other Expense [Member]
Changes to Income Statement due to Predecessor	1		$ 2
Operating Expense [Member]
Changes to Income Statement due to Predecessor	$ 4	$ 5	$ 4